UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Banks - 3.0%
Capital One Financial	199,468		14,609,036
First Republic Bank	401,021		29,037,931
			43,646,967
Capital Goods - 11.0%
HD Supply Holdings	1,286,429	[a]	45,410,944
Hubbell	390,725	[b]	41,522,346
Ingersoll-Rand	610,607		40,794,654
Regal Beloit	450,087		25,713,470
Xylem	163,356		7,295,479
			160,736,893
Commercial & Professional Services - 1.8%
Equifax	212,453		26,711,716
Consumer Durables & Apparel - 2.2%
PVH	341,642		32,046,020
Consumer Services - .7%
Houghton Mifflin Harcourt	581,992	[a]	10,010,262
Diversified Financials - 24.3%
E*TRADE Financial	2,315,265	[a]	64,572,741
Intercontinental Exchange	140,901		38,201,079
Leucadia National	2,859,775		51,761,927
Raymond James Financial	1,086,645		60,928,185
SLM	7,036,214	[a]	48,338,790
Synchrony Financial	1,923,223	[a]	60,004,558
TD Ameritrade Holding	965,332		31,537,396
			355,344,676
Energy - 1.6%
Cheniere Energy	723,319	[a,b]	23,240,239
Exchange-Traded Funds - 1.9%
SPDR S&P MidCap 400 ETF Trust	103,470		28,125,215
Food, Beverage & Tobacco - 2.7%
Archer-Daniels-Midland	941,049		40,248,666
Health Care Equipment & Services - 3.5%
Boston Scientific	1,237,203	[a]	28,096,880
MEDNAX	337,351	[a]	23,091,676
			51,188,556

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Insurance - 4.5%
Assurant	351,665		30,732,004
FNF Group	1,027,834		35,922,798
			66,654,802
Materials - 5.5%
Mosaic	1,727,403	[b]	43,582,378
Newmont Mining	635,409		20,593,606
Yamana Gold	3,919,138		16,381,997
			80,557,981
Media - 3.6%
CBS, Cl. B	727,000		40,130,400
Sinclair Broadcast Group, Cl. A	192,373	[b]	6,084,758
Viacom, Cl. B	135,516		6,012,845
			52,228,003
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
Agilent Technologies	755,390		34,664,847
Akorn	1,137,681	[a,b]	34,005,285
Jazz Pharmaceuticals	207,607	[a]	31,464,917
Mylan	330,672	[a]	14,331,324
			114,466,373
Retailing - 5.4%
LKQ	615,832	[a]	20,365,564
Staples	4,468,440		39,322,272
Tiffany & Co.	94,361	[b]	5,846,608
Williams-Sonoma	268,919	[b]	14,263,464
			79,797,908
Semiconductors & Semiconductor Equipment - 2.8%
Maxim Integrated Products	632,888		24,024,428
United Microelectronics, ADR	8,757,854		16,464,766
			40,489,194
Software & Services - 3.3%
Broadridge Financial Solutions	231,571		14,864,542
CoreLogic	204,081	[a]	7,606,099
Fortinet	231,590	[a]	7,922,694
Intuit	164,549		17,550,796
			47,944,131
Technology Hardware & Equipment - 11.3%
Amphenol, Cl. A	404,763		23,767,683
FEI	486,220		52,244,339
FLIR Systems	504,034		15,700,659
Hewlett Packard Enterprise	382,479		7,064,387

Common Stocks - 99.0% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 11.3% (continued)
Ingram Micro, Cl. A	280,627		9,718,113
Keysight Technologies	1,446,098	[a]	44,293,982
Viavi Solutions	1,874,438	[a]	12,802,412
			165,591,575
Utilities - 2.1%
Calpine	1,549,021	[a]	22,925,511
ITC Holdings	163,722		7,288,903
			30,214,414
Total Common Stocks (cost $1,284,436,686)			1,449,243,591
Master Limited Partnerships - .7%
Diversified Financials - .7%
Blackstone Group LP
(cost $8,288,250)	403,456		10,566,513
Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,353,390)	7,353,390	[c]	7,353,390
Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $21,329,198)	21,329,198	[c]	21,329,198
Total Investments (cost $1,321,407,524)	101.7%		1,488,492,692
Liabilities, Less Cash and Receivables	(1.7%)		(25,162,272)
Net Assets	100.0%		1,463,330,420

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership
SPDR—Standard & Poor's Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $58,531,283 and the value of the collateral held by the fund was $60,356,104, consisting of cash collateral of $21,329,198 and U.S. Government & Agency securities valued at $39,026,906.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	25.0
Technology Hardware & Equipment	11.3
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	7.8
Materials	5.5
Retailing	5.4
Insurance	4.5
Media	3.6
Health Care Equipment & Services	3.5
Software & Services	3.3
Banks	3.0
Semiconductors & Semiconductor Equipment	2.8
Food, Beverage & Tobacco	2.7
Consumer Durables & Apparel	2.2
Utilities	2.1
Money Market Investments	2.0
Exchange-Traded Funds	1.9
Commercial & Professional Services	1.8
Energy	1.6
Consumer Services	.7
101.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,388,271,613	-	-	1,388,271,613
Equity Securities—
Foreign Common
Stocks†	32,846,763	-	-	32,846,763
Exchange-Traded Funds	28,125,215	-	-	28,125,215
Master Limited
Partnerships†	10,566,513	-	-	10,566,513
Mutual Funds	28,682,588	-	-	28,682,588

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $167,085,168, consisting of $227,851,254 gross unrealized appreciation and $60,766,086 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.9%	Shares		Value ($)
Banks - 14.7%
Ameris Bancorp	310,535		9,884,329
Columbia Banking System	291,664		8,887,002
FCB Financial Holdings, Cl. A	488,187	[a]	18,048,273
First Busey	155,770		3,456,536
First Interstate BancSystem, Cl. A	341,234		9,885,549
Pinnacle Financial Partners	234,502	[b]	11,532,808
Simmons First National, Cl. A	100,593		4,776,156
South State	174,254		12,631,672
SVB Financial Group	238,189	[a]	26,248,428
Talmer Bancorp, Cl. A	671,048		13,380,697
			118,731,450
Capital Goods - 6.6%
Altra Industrial Motion	139,009		3,758,803
CLARCOR	144,315		8,557,880
Encore Wire	202,338		7,889,159
Proto Labs	12,831	[a]	844,280
Simpson Manufacturing	428,396		16,951,630
TASER International	206,703	[a,b]	4,623,946
Thermon Group Holdings	554,134	[a]	11,138,093
			53,763,791
Commercial & Professional Services - 8.5%
Herman Miller	234,077		7,410,878
HNI	141,952		6,539,729
Huron Consulting Group	62,436	[a]	3,655,003
Interface	840,318		14,251,793
Knoll	130,974		3,250,775
Korn/Ferry International	356,049		10,272,014
Steelcase, Cl. A	534,341		8,528,082
TrueBlue	759,244	[a]	15,040,624
			68,948,898
Consumer Durables & Apparel - 1.4%
WCI Communities	663,742	[a]	11,423,000
Consumer Services - 2.2%
Fogo De Chao	137,307	[b]	1,845,406
Houghton Mifflin Harcourt	637,794	[a]	10,970,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.9% (continued)	Shares		Value ($)
Consumer Services - 2.2% (continued)
Potbelly	365,932	[a]	4,837,621
			17,653,084
Diversified Financials - 7.9%
FNFV Group	625,170	[a]	7,514,543
Green Dot, Cl. A	398,905	[a]	8,799,844
Investment Technology Group	330,407		6,092,705
Landcadia Holdings	315,478		3,154,780
Raymond James Financial	267,038		14,972,821
SLM	3,413,887	[a]	23,453,404
			63,988,097
Energy - .2%
Cobalt International Energy	594,683	[a]	1,332,090
Exchange-Traded Funds - .5%
iShares Russell 2000 ETF	38,725	[b]	4,453,375
Health Care Equipment & Services - 2.5%
Adeptus Health, Cl. A	53,575	[a,b]	3,830,613
Brookdale Senior Living	895,511	[a]	16,065,467
			19,896,080
Insurance - 2.3%
Primerica	329,174	[b]	18,469,953
Materials - 5.7%
Methanex	587,284	[b]	19,333,389
New Gold	3,273,626	[a]	12,537,988
OMNOVA Solutions	1,104,502	[a]	7,610,019
Yamana Gold	1,682,203		7,031,609
			46,513,005
Media - 5.6%
Gray Television	320,933	[a]	3,793,428
Media General	309,667	[a]	5,524,459
Nexstar Broadcasting Group, Cl. A	310,367	[b]	16,517,732
Sinclair Broadcast Group, Cl. A	627,120	[b]	19,835,806
			45,671,425
Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
Flamel Technologies, ADR	1,095,831	[a]	11,659,642
Flexion Therapeutics	156,494	[a]	2,729,255
GW Pharmaceuticals, ADR	269,794	[a,b]	24,044,041
Revance Therapeutics	635,395	[a]	13,025,597
Sangamo BioSciences	858,511	[a,b]	5,923,726
TherapeuticsMD	3,505,401	[a,b]	31,338,285
			88,720,546

Common Stocks - 99.9% (continued)	Shares		Value ($)
Retailing - 1.9%
Lithia Motors, Cl. A	184,762		15,213,303
Semiconductors & Semiconductor Equipment - 3.6%
Applied Micro Circuits	1,438,642	[a]	9,466,264
Microsemi	161,098	[a]	5,449,945
Veeco Instruments	810,066	[a]	14,411,074
			29,327,283
Software & Services - 7.2%
CommVault Systems	490,463	[a]	22,208,165
CoreLogic	392,034	[a]	14,611,107
Gogo	825,853	[a,b]	9,282,588
Infoblox	499,771	[a]	9,400,693
Silver Spring Networks	198,515	[a]	2,590,621
			58,093,174
Technology Hardware & Equipment - 12.3%
Ciena	860,464	[a]	15,023,701
Fabrinet	230,199	[a]	8,172,065
Keysight Technologies	283,998	[a]	8,698,859
Lumentum Holdings	286,639		7,263,432
Methode Electronics	428,572		12,647,160
ScanSource	230,209	[a]	8,835,421
Sierra Wireless	533,836	[a,b]	10,553,938
Universal Display	292,459	[a,b]	19,638,622
Viavi Solutions	1,300,909	[a]	8,885,208
			99,718,406
Transportation - 5.8%
ArcBest	222,104		3,826,852
Avis Budget Group	718,366	[a]	21,550,980
Knight Transportation	625,700	[b]	16,343,284
Werner Enterprises	204,879		5,099,438
			46,820,554
Total Common Stocks (cost $712,730,282)			808,737,514
Other Investment - .1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $187,090)	187,090	[c]	187,090
Investment of Cash Collateral for Securities Loaned - 12.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $104,593,972)	104,593,972	[c]	104,593,972
Total Investments (cost $817,511,344)	112.9%		913,518,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(12.9%)	(104,030,581)
Net Assets	100.0%	809,487,995
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $121,440,297 and the value of the collateral held by the fund was $123,159,340, consisting of cash collateral of $104,593,972 and U.S. Government &
Agency securities valued at $18,565,368.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	14.7
Money Market Investments	13.0
Technology Hardware & Equipment	12.3
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Commercial & Professional Services	8.5
Diversified Financials	7.9
Software & Services	7.2
Capital Goods	6.6
Transportation	5.8
Materials	5.7
Media	5.6
Semiconductors & Semiconductor Equipment	3.6
Health Care Equipment & Services	2.5
Insurance	2.3
Consumer Services	2.2
Retailing	1.9
Consumer Durables & Apparel	1.4
Exchange-Traded Funds	.5
Energy	.2
112.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	710,951,467	-	-	710,951,467
Equity Securities—
Foreign Common
Stocks†	93,332,672	-	-	93,332,672
Exchange-Traded Funds	4,453,375	-	-	4,453,375
Mutual Funds	104,781,062	-	-	104,781,062

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $96,007,232, consisting of $128,104,104 gross unrealized appreciation and $32,096,872 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Banks - 4.8%
First Republic Bank	6,431		465,669
SVB Financial Group	8,388	[a]	924,358
			1,390,027
Capital Goods - 3.6%
Honeywell International	9,019		1,026,633
Commercial & Professional Services - 7.7%
Equifax	9,592		1,206,002
Korn/Ferry International	35,695		1,029,801
			2,235,803
Consumer Services - 1.3%
Penn National Gaming	23,759	[a]	372,303
Diversified Financials - 20.0%
BlackRock	3,101		1,128,299
E*TRADE Financial	48,536	[a]	1,353,669
Intercontinental Exchange	4,854		1,316,016
SLM	69,126	[a]	474,896
Synchrony Financial	47,777	[a]	1,490,642
			5,763,522
Exchange-Traded Funds - .4%
SPDR S&P 500 ETF Trust	539		113,104
Food, Beverage & Tobacco - 5.6%
Coca-Cola	14,293		637,468
ConAgra Foods	10,118		462,393
Mondelez International, Cl. A	11,713		521,111
			1,620,972
Health Care Equipment & Services - 3.9%
Boston Scientific	30,305	[a]	688,227
Brookdale Senior Living	24,980	[a]	448,141
			1,136,368
Insurance - 1.3%
FNF Group	11,052		386,267
Materials - 4.5%
Mosaic	51,332		1,295,106
Media - 4.1%
CBS, Cl. B	11,867		655,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Media - 4.1% (continued)
Interpublic Group of Companies	22,096		528,094
			1,183,152
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
Bristol-Myers Squibb	10,164		728,759
Mylan	12,073	[a]	523,244
			1,252,003
Retailing - 7.9%
Amazon.com	1,635	[a]	1,181,762
J.C. Penney	42,366	[a,b]	330,031
Staples	39,285		345,708
Tiffany & Co.	7,000		433,720
			2,291,221
Semiconductors & Semiconductor Equipment - 9.6%
Broadcom	4,340		669,922
Mellanox Technologies	6,592	[a]	312,461
Microchip Technology	11,758	[b]	607,653
Power Integrations	12,021		599,728
Xilinx	11,948		566,216
			2,755,980
Software & Services - 19.0%
Alphabet, Cl. C	1,347	[a]	991,015
Facebook, Cl. A	5,955	[a]	707,514
Fortinet	18,382	[a]	628,848
Oracle	24,772		995,834
salesforce.com	9,974	[a]	834,923
Splunk	9,148	[a,b]	525,553
Visa, Cl. A	9,933		784,111
			5,467,798
Technology Hardware & Equipment - 1.7%
Amphenol, Cl. A	8,230		483,266
Total Common Stocks (cost $26,274,772)			28,773,525
Other Investment - .2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $63,013)	63,013	[c]	63,013
Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $752,087)	752,087	[c]	752,087
Total Investments (cost $27,089,872)	102.5%		29,588,625

Liabilities, Less Cash and Receivables	(2.5%)	(732,737)
Net Assets	100.0%	28,855,888
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $1,453,836 and the value of the collateral held by the fund was $1,474,245, consisting of cash collateral of $752,087 and U.S. Government & Agency securities valued at $722,158.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	20.0
Software & Services	19.0
Semiconductors & Semiconductor Equipment	9.6
Retailing	7.9
Commercial & Professional Services	7.7
Food, Beverage & Tobacco	5.6
Banks	4.8
Materials	4.5
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Media	4.1
Health Care Equipment & Services	3.9
Capital Goods	3.6
Money Market Investments	2.8
Technology Hardware & Equipment	1.7
Consumer Services	1.3
Insurance	1.3
Exchange-Traded Funds	.4
102.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	27,990,499	-	-	27,990,499
Equity Securities - Foreign Common
Stocks†	669,922	-	-	669,922
Exchange-Traded Funds	113,104	-	-	113,104
Mutual Funds	815,100	-	-	815,100

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $2,498,753, consisting of $3,079,383 gross unrealized appreciation and $580,630 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.9%	Shares		Value ($)
Banks - 9.5%
Citigroup	631,922		29,428,608
Comerica	167,251		7,877,522
JPMorgan Chase & Co.	1,138,807		74,329,933
PNC Financial Services Group	215,739		19,360,418
SunTrust Banks	351,441		15,400,145
			146,396,626
Capital Goods - 7.2%
Honeywell International	198,931		22,644,316
Northrop Grumman	86,216		18,335,557
Raytheon	366,664		47,545,321
United Technologies	223,321		22,461,626
			110,986,820
Consumer Services - 1.2%
Carnival	398,748		19,036,230
Diversified Financials - 11.6%
Capital One Financial	326,677		23,925,824
Charles Schwab	671,111		20,522,574
E*TRADE Financial	653,624	[a]	18,229,573
Goldman Sachs Group	193,002		30,779,959
Morgan Stanley	972,195		26,608,977
Raymond James Financial	217,902		12,217,765
Synchrony Financial	749,338	[a]	23,379,346
Voya Financial	739,447		24,298,228
			179,962,246
Energy - 13.6%
EOG Resources	612,625		49,843,170
Hess	411,206		24,643,576
Occidental Petroleum	977,198		73,719,817
Phillips 66	331,077	[b]	26,605,348
Pioneer Natural Resources	123,621		19,818,919
Schlumberger	200,513		15,299,142
			209,929,972
Food & Staples Retailing - .5%
CVS Health	79,619		7,679,253

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 8.3%
Archer-Daniels-Midland	270,746		11,579,806
Coca-Cola	602,959		26,891,971
ConAgra Foods	492,943		22,527,495
Kellogg	195,881		14,567,670
Molson Coors Brewing, Cl. B	305,169		30,266,661
Mondelez International, Cl. A	240,019		10,678,445
PepsiCo	112,509		11,382,536
			127,894,584
Health Care Equipment & Services - 3.5%
Boston Scientific	911,147	[a]	20,692,148
Express Scripts Holding	103,258	[a]	7,801,142
UnitedHealth Group	197,579		26,410,385
			54,903,675
Insurance - 7.3%
Allstate	225,840		15,246,458
American International Group	262,540		15,195,815
Chubb	183,332		23,211,664
FNF Group	210,963		7,373,157
Hartford Financial Services Group	338,014		15,268,092
Prudential Financial	455,637		36,109,232
			112,404,418
Materials - 6.0%
CF Industries Holdings	586,795		16,230,750
Dow Chemical	283,450		14,557,992
Martin Marietta Materials	40,669		7,688,068
Mosaic	223,177	[b]	5,630,756
Packaging Corporation of America	233,125		15,906,119
Vulcan Materials	281,289		32,840,491
			92,854,176
Media - 5.5%
CBS, Cl. B	195,435		10,788,012
Charter Communications, Cl. A	39,138	[a]	8,568,939
Interpublic Group of Companies	326,581		7,805,286
Omnicom Group	266,759		22,229,027
Time Warner	363,652		27,513,910
Viacom, Cl. B	175,165		7,772,071
			84,677,245
Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
Bristol-Myers Squibb	158,553		11,368,250
Eli Lilly & Co.	166,241		12,473,062

Common Stocks - 99.9% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 6.8% (continued)
Merck & Co.	515,540		29,004,280
Pfizer	1,492,350		51,784,545
			104,630,137
Real Estate - 1.0%
Communications Sales & Leasing	631,670	[c]	15,779,117
Retailing - 1.0%
Staples	1,708,060		15,030,928
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials	1,469,385		35,882,382
Microchip Technology	578,265	[b]	29,884,735
Texas Instruments	333,091		20,185,315
			85,952,432
Software & Services - 3.6%
Alphabet, Cl. A	20,754	[a]	15,541,633
Citrix Systems	118,765	[a]	10,085,524
Oracle	752,902		30,266,660
			55,893,817
Technology Hardware & Equipment - 3.5%
Cisco Systems	1,603,719		46,588,037
Corning	373,492		7,802,248
			54,390,285
Telecommunication Services - 2.7%
AT&T	1,071,695		41,956,859
Transportation - 1.5%
Delta Air Lines	517,542		22,492,375
Total Common Stocks (cost $1,337,709,785)			1,542,851,195
Other Investment - .0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $50,368)	50,368	[d]	50,368
Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $25,404,304)	25,404,304	[d]	25,404,304
Total Investments (cost $1,363,164,457)	101.5%		1,568,305,867
Liabilities, Less Cash and Receivables	(1.5%)		(23,487,496)
Net Assets	100.0%		1,544,818,371

[a]	Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $56,774,245 and the value of the collateral held by the fund was $57,770,980, consisting of cash collateral of $25,404,304 and U.S. Government & Agency securities valued at $32,366,676.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Energy	13.6
Diversified Financials	11.6
Banks	9.5
Food, Beverage & Tobacco	8.3
Insurance	7.3
Capital Goods	7.2
Pharmaceuticals, Biotechnology & Life Sciences	6.8
Materials	6.0
Semiconductors & Semiconductor Equipment	5.6
Media	5.5
Software & Services	3.6
Health Care Equipment & Services	3.5
Technology Hardware & Equipment	3.5
Telecommunication Services	2.7
Money Market Investments	1.6
Transportation	1.5
Consumer Services	1.2
Real Estate	1.0
Retailing	1.0
Food & Staples Retailing	.5
101.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,542,851,195	-	-	1,542,851,195
Mutual Funds	25,454,672	-	-	25,454,672

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $205,141,410, consisting of $233,217,892 gross unrealized appreciation and $28,076,482 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - .9%
Visteon	26,675		2,000,091
Banks - 4.7%
BancorpSouth	83,920		2,004,849
Cathay General Bancorp	89,320		2,752,842
East West Bancorp	125,090		4,828,474
First Horizon National	46,175		672,308
			10,258,473
Capital Goods - 11.0%
A.O. Smith	14,025		1,154,258
Allison Transmission Holdings	130,775		3,673,470
BWX Technologies	21,375		751,759
GATX	47,075	[a]	2,159,330
Huntington Ingalls Industries	26,855		4,119,826
KBR	16,725		243,349
Lennox International	31,950		4,388,332
Owens Corning	65,450		3,342,531
Spirit AeroSystems Holdings, Cl. A	73,825	[b]	3,453,533
Wabtec	6,125		473,953
			23,760,341
Commercial & Professional Services - 2.1%
Deluxe	70,710		4,605,342
Consumer Durables & Apparel - 5.2%
Brunswick	91,450		4,377,711
NVR	1,640	[b]	2,842,120
Tempur Sealy International	70,300	[b]	4,092,866
			11,312,697
Consumer Services - 1.8%
Darden Restaurants	49,750		3,374,542
ServiceMaster Global Holdings	9,000	[b]	344,160
Wyndham Worldwide	2,235	[a]	150,617
			3,869,319
Diversified Financials - 3.2%
Affiliated Managers Group	21,230	[b]	3,683,830
CBOE Holdings	16,900		1,075,685
SEI Investments	31,515		1,621,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Diversified Financials - 3.2% (continued)
T. Rowe Price Group	6,945		535,182
			6,915,829
Energy - 3.1%
HollyFrontier	43,375		1,160,715
Tesoro	12,050		940,864
Western Refining	48,550	[a]	1,031,202
World Fuel Services	77,750		3,574,167
			6,706,948
Food, Beverage & Tobacco - 4.8%
Boston Beer, Cl. A	5,450	[a,b]	846,930
Dean Foods	224,825	[a]	4,109,801
Ingredion	45,450		5,336,284
			10,293,015
Health Care Equipment & Services - 4.8%
Allscripts Healthcare Solutions	291,750	[b]	3,935,707
Hologic	114,925	[b]	3,954,569
Teleflex	10,660	[a]	1,717,326
WellCare Health Plans	7,700	[b]	780,934
			10,388,536
Insurance - 7.5%
Aspen Insurance Holdings	26,350		1,260,848
CNO Financial Group	62,700		1,272,183
First American Financial	48,225		1,844,124
Lincoln National	5,940		272,349
Old Republic International	219,900		4,213,284
Primerica	56,025	[a]	3,143,563
Reinsurance Group of America	21,170		2,098,794
The Hanover Insurance Group	25,460		2,206,873
			16,312,018
Materials - 6.9%
Bemis	8,025		403,979
Cabot	70,700		3,231,697
Carpenter Technology	10,150		325,206
Commercial Metals	37,200		638,724
Crown Holdings	26,150	[b]	1,364,246
PolyOne	53,850		2,017,759
Reliance Steel & Aluminum	67,625		5,027,919
Steel Dynamics	5,850		144,437
Worthington Industries	49,050		1,832,508
			14,986,475

Common Stocks - 99.1% (continued)	Shares		Value ($)
Media - .9%
New York Times, Cl. A	151,525		1,831,937
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Charles River Laboratories International	35,150	[b]	3,020,439
Mettler-Toledo International	14,985	[b]	5,624,170
United Therapeutics	7,350	[b]	875,165
			9,519,774
Real Estate - 9.2%
General Growth Properties	47,550	[c]	1,277,669
Kilroy Realty	78,350	[c]	4,947,802
Lamar Advertising, Cl. A	72,325		4,704,741
Post Properties	53,450	[c]	3,237,466
Taubman Centers	20,810	[c]	1,426,942
Weingarten Realty Investors	116,705	[c]	4,391,609
			19,986,229
Retailing - 2.2%
Big Lots	81,010		4,236,823
GNC Holdings, Cl. A	20,725		539,886
			4,776,709
Semiconductors & Semiconductor Equipment - 1.8%
Integrated Device Technology	169,395	[b]	3,955,373
Software & Services - 10.4%
Citrix Systems	47,675	[b]	4,048,561
Convergys	68,850		1,940,882
CoreLogic	63,350	[b]	2,361,054
DST Systems	38,955		4,710,439
Mentor Graphics	170,065		3,646,194
NeuStar, Cl. A	86,695	[a,b]	2,041,667
Nuance Communications	220,225	[b]	3,682,162
			22,430,959
Technology Hardware & Equipment - 4.5%
Arrow Electronics	9,425	[b]	609,044
Belden	24,400		1,577,948
Ciena	97,100	[b]	1,695,366
InterDigital	28,525		1,663,008
IPG Photonics	6,225	[b]	537,716
Manhattan Associates	6,900	[b]	454,917
NCR	101,450	[b]	3,132,776
			9,670,775
Telecommunication Services - .6%
CenturyLink	47,350	[a]	1,284,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Transportation - 3.1%
Alaska Air Group	42,105	[a]	2,795,772
JetBlue Airways	212,975	[b]	3,818,642
			6,614,414
Utilities - 6.0%
FirstEnergy	114,925		3,770,689
Great Plains Energy	134,650		3,929,087
IDACORP	21,700		1,588,657
NiSource	154,400		3,683,984
			12,972,417
Total Common Stocks (cost $193,718,787)			214,451,803
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,776,354)	1,776,354	[d]	1,776,354
Investment of Cash Collateral for Securities Loaned - 5.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,774,369)	10,774,369	[d]	10,774,369
Total Investments (cost $206,269,510)	104.9%		227,002,526
Liabilities, Less Cash and Receivables	(4.9%)		(10,573,664)
Net Assets	100.0%		216,428,862

a Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $15,106,911 and the value of the collateral held by the fund was $15,441,706, consisting of cash collateral of $10,774,369 and U.S. Government & Agency securities valued at $4,667,337.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	11.0
Software & Services	10.4
Real Estate	9.2
Insurance	7.5
Materials	6.9
Utilities	6.0
Money Market Investments	5.8
Consumer Durables & Apparel	5.2
Food, Beverage & Tobacco	4.8
Health Care Equipment & Services	4.8
Banks	4.7
Technology Hardware & Equipment	4.5
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Diversified Financials	3.2
Energy	3.1
Transportation	3.1
Retailing	2.2
Commercial & Professional Services	2.1
Consumer Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Automobiles & Components	.9
Media	.9
Telecommunication Services	.6
104.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	214,451,803	-	-	214,451,803
Mutual Funds	12,550,723	-	-	12,550,723

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $20,733,016, consisting of $30,676,497 gross unrealized appreciation and $9,943,481 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Communications Equipment - 7.5%
Cisco Systems	368,730		10,711,606
Palo Alto Networks	62,781	[a]	8,190,409
			18,902,015
Electronic Equipment & Instruments - 6.7%
Amphenol, Cl. A	188,944		11,094,792
Tesla Motors	26,113	[a,b]	5,829,205
			16,923,997
Internet & Catalog Retail - 10.3%
Amazon.com	23,614	[a]	17,067,963
Netflix	88,520	[a,b]	9,079,496
			26,147,459
Internet Software & Services - 20.3%
Alphabet, Cl. A	10,248	[a]	7,674,215
Alphabet, Cl. C	14,715	[a]	10,826,120
Facebook, Cl. A	136,367	[a]	16,201,763
Splunk	184,802	[a,b]	10,616,875
Tencent Holdings	282,200		6,293,506
			51,612,479
IT Services - 12.7%
Cognizant Technology Solutions, Cl. A	204,830	[a]	12,584,755
Paychex	116,330		6,307,413
Visa, Cl. A	167,538		13,225,450
			32,117,618
Semiconductors & Semiconductor Equipment - 20.5%
Applied Materials	220,930		5,395,111
Broadcom	81,294		12,548,542
Cavium	83,260	[a]	4,142,185
Microchip Technology	176,533		9,123,225
NXP Semiconductors	103,612	[a]	9,790,298
Texas Instruments	182,837		11,079,922
			52,079,283
Software - 21.2%
Adobe Systems	56,035	[a]	5,573,801
Citrix Systems	147,292	[a]	12,508,037
Oracle	274,747		11,044,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Software - 21.2% (continued)
salesforce.com	185,614	[a]	15,537,748
Workday, Cl. A	120,521	[a]	9,140,313
			53,804,728
Total Common Stocks (cost $185,971,878)			251,587,579
Limited Partnership Interests - .2%
Semiconductors & Semiconductor Equipment - .2%
Bluestream Ventures LP
(cost $1,030,996)	2,046	[a,c]	506,884
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,022,487)	2,022,487	[d]	2,022,487
Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,887,565)	5,887,565	[d]	5,887,565
Total Investments (cost $194,912,926)	102.5%		260,004,515
Liabilities, Less Cash and Receivables	(2.5%)		(6,360,724)
Net Assets	100.0%		253,643,791
LP—Limited Partnership

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $22,549,099 and the value of the collateral held by the fund was $22,913,769, consisting of cash collateral of $5,887,565 and U.S. Government & Agency securities valued at $17,026,204.

[c]	Security restricted as to public resale.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software	21.2
Semiconductors & Semiconductor Equipment	20.7
Internet Software & Services	20.3
IT Services	12.7
Internet & Catalog Retail	10.3
Communications Equipment	7.5
Electronic Equipment & Instruments	6.7
Money Market Investments	3.1
102.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	222,955,233	-	-	222,955,233
Equity Securities—
Foreign Common
Stocks†	28,632,346	-	-	28,632,346
Limited Partnership
Interests†	-	-	506,884	506,884
Mutual Funds	7,910,052	-	-	7,910,052

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $65,091,589, consisting of $71,052,580 gross unrealized appreciation and $5,960,991 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)